Fees And Expenses (Management Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fees and Expenses [Line Items]
Management fees	$ 1,707,147	$ 2,001,297	$ 2,301,655
Total Index Series [Member]
Fees and Expenses [Line Items]
Management fees	1,643,869	1,916,415	2,194,951
Agricultural Sector Series [Member]
Fees and Expenses [Line Items]
Management fees	$ 63,278	$ 84,882	$ 106,704